Consolidated Statements of Changes in Shareholders' Equity - EUR (€) € in Thousands	Issued capital	Capital reserve	Treasury share	Accumulated deficit	Currency translation reserve	Total
Net loss				€ (99,873)		€ (99,873)
Other comprehensive income (loss)					€ 32	32
Total comprehensive income (loss)				(99,873)	32	(99,841)
Share-based payment expense (Net of Taxes)		€ 19,564				19,564
Equity component of convertible loans (net of tax)		7,604				7,604
Deferred taxes on convertible loan		(2,212)				(2,212)
Balance at the end at Dec. 31, 2019	€ 11,603	461,520	€ 0	(515,947)	22	(42,802)
Balance at the beginning at Dec. 31, 2018	11,603	436,564	0	(416,074)	(10)	32,083
Net loss				(129,122)		(129,122)
Other comprehensive income (loss)					35	35
Total comprehensive income (loss)				(129,122)	35	(129,087)
Share-based payment expense (Net of Taxes)		15,432				15,432
Equity component of convertible loans (net of tax)		87				87
Exercise of options	383	(383)
Issuance of share capital (net of transaction costs)	9,669	858,048				867,717
Balance at the end at Dec. 31, 2020	21,655	1,334,704	0	(645,069)	57	711,347
Balance at the beginning at Dec. 31, 2019	11,603	461,520	0	(515,947)	22	(42,802)
Net loss				(411,716)		(411,716)
Other comprehensive income (loss)					(91)	(91)
Total comprehensive income (loss)				(411,716)	(91)	(411,807)
Share-based payment expense (Net of Taxes)		15,789				15,789
Exercise of options	109	3,077				3,186
Issuance of share capital (net of transaction costs)	690	403,372				404,062
Repurchase of common shares		(28,284)	(5,817)			(34,101)
Balance at the end at Dec. 31, 2021	22,454	1,728,658	(5,817)	(1,056,785)	(34)	688,476
Balance at the beginning at Dec. 31, 2020	€ 21,655	€ 1,334,704	€ 0	€ (645,069)	€ 57	€ 711,347